NUVEEN GRESHAM LONG/SHORT COMMODITY STRATEGY FUND

SUPPLEMENT DATED APRIL 25, 2017

TO THE PROSPECTUS DATED JANUARY 31, 2017

The liquidation of Nuveen Gresham Long/Short Commodity Strategy Fund is complete. Any references to Nuveen Gresham Long/Short Commodity Strategy Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GLSP-0417P

NUVEEN GRESHAM LONG/SHORT COMMODITY STRATEGY FUND

SUPPLEMENT DATED APRIL 25, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2017

The liquidation of Nuveen Gresham Long/Short Commodity Strategy Fund is complete. Any references to Nuveen Gresham Long/Short Commodity Strategy Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GLSSAI-0417P